Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Segment Information [Abstract]
Revenue		$ 13,688	$ 10,008	$ 5,859
Cost of goods sold and Cost of advertising	[1]	(13,291)	(9,757)	(6,160)
Operating expense	[2]	(5,357)	(3,540)	(4,167)
Other segment items	[3]	(2,844)	(1,309)	2,267
Net loss		$ (7,804)	$ (4,598)	$ (2,201)

[1]	Includes cost of goods sold and direct advertising expenses related to Amazon and other sites.
[2]	Operating expenses include payroll (which are not included in the cost of goods sold), interest income (expense), net, exchange rate differences, advertising and marketing expenses which are not included in cost of advertising rent, insurance, travel and entertainment, income taxes , consultants fee, legal fees and miscellaneous expenses.
[3]	Other segment expense items include equity losses, changes in fair value of derivative liabilities, loss from change in value of investment at fair value, depreciation and amortization of intangible assets and changes in deferred taxes, net.